Offerings	Jun. 11, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	PubCo Ordinary Shares
Amount Registered | shares	33,465,000
Proposed Maximum Offering Price per Unit | $ / shares	10.41
Maximum Aggregate Offering Price	$ 348,370,650
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,110
Offering Note

(1)	The number of ordinary shares with a par value of $0.0001 per share (the “PubCo Ordinary Shares”) of OpenPayd Global Holdings Limited (“PubCo”) being registered is based upon an estimate of the number of PubCo Ordinary Shares to be issued in connection with the Business Combination Agreement (the “Business Combination Agreement”), by and among PubCo, Titan Acquisition Corp (“Titan”), Titan Acquisition Sponsor Holdco LLC (the “Sponsor”), solely in its capacity as the Purchaser Representative, OpenPayd Holdings Limited (“Company”), Ozan Özerk, solely in his capacity as the Company Shareholders Representative, and the shareholders of the Company party thereto (collectively, the “Parties”) whereby: (i) each of the 27,600,000 outstanding shares of Titan’s Class A Common Stock, par value $0.0001 per share (the “Titan Common Stock”) will be exchanged for the right to receive one PubCo Ordinary Share and (ii) each of the 5,865,000 outstanding shares of Titan’s Class B Common Stock, par value $0.0001 per share (the “Class B Common Stock”) will exchanged for one PubCo Ordinary Share.
(2)	Estimated pursuant to Rule 457(f)(1) under the Securities Act and solely for the purpose of calculating the registration fee, based on the average of the high and low prices of Titan Class A Common Stock on the Nasdaq Global Market on June 9, 2026 ($10.41 per PubCo Ordinary Share) (within five business days prior to the date of the filing of this Registration Statement on Form F-4).
(3)	Represents 80,035,000 PubCo Ordinary Shares to be issued in connection with the Business Combination Agreement to shareholders of the Company in exchange for their ordinary shares therein.
(4)	Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. There is no market for the ordinary shares of the Company that will be surrendered in connection with the Business Combination. Accordingly, the proposed maximum aggregate offering price is calculated to be equal to the aggregate book value of the ordinary shares of the Company pursuant to Rule 457(f)(2) of the Securities Act
(5)	All of the outstanding warrants of Titan included in the units sold in Titan’s initial public offering (the “Public Titan Warrants”) entitling the holder thereof to purchase one share of the Titan Class A Common Stock at an exercise price of $11.50 per share, will be converted into the right to receive PubCo Ordinary Shares on substantially the same terms as the Titan Warrants (the “PubCo Warrants”).
(6)	Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Titan Warrants on the Nasdaq Global market on June 9, 2026 ($0.55 per warrant). This calculation is in accordance with Rule 457(f)(1) of the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	PubCo Ordinary Shares
Amount Registered | shares	80,035,000
Proposed Maximum Offering Price per Unit | $ / shares	0.26
Maximum Aggregate Offering Price	$ 20,809,100
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,874
Offering Note

(1)	The number of ordinary shares with a par value of $0.0001 per share (the “PubCo Ordinary Shares”) of OpenPayd Global Holdings Limited (“PubCo”) being registered is based upon an estimate of the number of PubCo Ordinary Shares to be issued in connection with the Business Combination Agreement (the “Business Combination Agreement”), by and among PubCo, Titan Acquisition Corp (“Titan”), Titan Acquisition Sponsor Holdco LLC (the “Sponsor”), solely in its capacity as the Purchaser Representative, OpenPayd Holdings Limited (“Company”), Ozan Özerk, solely in his capacity as the Company Shareholders Representative, and the shareholders of the Company party thereto (collectively, the “Parties”) whereby: (i) each of the 27,600,000 outstanding shares of Titan’s Class A Common Stock, par value $0.0001 per share (the “Titan Common Stock”) will be exchanged for the right to receive one PubCo Ordinary Share and (ii) each of the 5,865,000 outstanding shares of Titan’s Class B Common Stock, par value $0.0001 per share (the “Class B Common Stock”) will exchanged for one PubCo Ordinary Share.
(2)	Estimated pursuant to Rule 457(f)(1) under the Securities Act and solely for the purpose of calculating the registration fee, based on the average of the high and low prices of Titan Class A Common Stock on the Nasdaq Global Market on June 9, 2026 ($10.41 per PubCo Ordinary Share) (within five business days prior to the date of the filing of this Registration Statement on Form F-4).
(3)	Represents 80,035,000 PubCo Ordinary Shares to be issued in connection with the Business Combination Agreement to shareholders of the Company in exchange for their ordinary shares therein.
(4)	Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. There is no market for the ordinary shares of the Company that will be surrendered in connection with the Business Combination. Accordingly, the proposed maximum aggregate offering price is calculated to be equal to the aggregate book value of the ordinary shares of the Company pursuant to Rule 457(f)(2) of the Securities Act
(5)	All of the outstanding warrants of Titan included in the units sold in Titan’s initial public offering (the “Public Titan Warrants”) entitling the holder thereof to purchase one share of the Titan Class A Common Stock at an exercise price of $11.50 per share, will be converted into the right to receive PubCo Ordinary Shares on substantially the same terms as the Titan Warrants (the “PubCo Warrants”).
(6)	Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Titan Warrants on the Nasdaq Global market on June 9, 2026 ($0.55 per warrant). This calculation is in accordance with Rule 457(f)(1) of the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	PubCo Warrants
Amount Registered | shares	13,800,000
Proposed Maximum Offering Price per Unit | $ / shares	0.55
Maximum Aggregate Offering Price	$ 7,590,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,048
Offering Note

(1)	The number of ordinary shares with a par value of $0.0001 per share (the “PubCo Ordinary Shares”) of OpenPayd Global Holdings Limited (“PubCo”) being registered is based upon an estimate of the number of PubCo Ordinary Shares to be issued in connection with the Business Combination Agreement (the “Business Combination Agreement”), by and among PubCo, Titan Acquisition Corp (“Titan”), Titan Acquisition Sponsor Holdco LLC (the “Sponsor”), solely in its capacity as the Purchaser Representative, OpenPayd Holdings Limited (“Company”), Ozan Özerk, solely in his capacity as the Company Shareholders Representative, and the shareholders of the Company party thereto (collectively, the “Parties”) whereby: (i) each of the 27,600,000 outstanding shares of Titan’s Class A Common Stock, par value $0.0001 per share (the “Titan Common Stock”) will be exchanged for the right to receive one PubCo Ordinary Share and (ii) each of the 5,865,000 outstanding shares of Titan’s Class B Common Stock, par value $0.0001 per share (the “Class B Common Stock”) will exchanged for one PubCo Ordinary Share.
(2)	Estimated pursuant to Rule 457(f)(1) under the Securities Act and solely for the purpose of calculating the registration fee, based on the average of the high and low prices of Titan Class A Common Stock on the Nasdaq Global Market on June 9, 2026 ($10.41 per PubCo Ordinary Share) (within five business days prior to the date of the filing of this Registration Statement on Form F-4).
(3)	Represents 80,035,000 PubCo Ordinary Shares to be issued in connection with the Business Combination Agreement to shareholders of the Company in exchange for their ordinary shares therein.
(4)	Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. There is no market for the ordinary shares of the Company that will be surrendered in connection with the Business Combination. Accordingly, the proposed maximum aggregate offering price is calculated to be equal to the aggregate book value of the ordinary shares of the Company pursuant to Rule 457(f)(2) of the Securities Act
(5)	All of the outstanding warrants of Titan included in the units sold in Titan’s initial public offering (the “Public Titan Warrants”) entitling the holder thereof to purchase one share of the Titan Class A Common Stock at an exercise price of $11.50 per share, will be converted into the right to receive PubCo Ordinary Shares on substantially the same terms as the Titan Warrants (the “PubCo Warrants”).
(6)	Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Titan Warrants on the Nasdaq Global market on June 9, 2026 ($0.55 per warrant). This calculation is in accordance with Rule 457(f)(1) of the Securities Act.